Property and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	June 30, 2024	June 30, 2023
Office equipment and furniture	$180,007	$151,007
Automobiles	61,042	69,782
Leasehold improvement	183,526	403,778
Subtotal	424,575	624,567
Less: accumulated depreciation	(301,280)	(498,535)
Property and equipment, net	$123,295	$126,032

Depreciation expense was $100,596, $65,471 and $29,887 for the years ended June 30, 2024, 2023 and 2022, respectively.